Segments - Summary of long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segments
Long-lived assets	$ 241	$ 1,931
PRC
Segments
Long-lived assets		1,230
Hong Kong
Segments
Long-lived assets	$ 241	$ 701